RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2015 and 2014, the Fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc. (BCP), Boston Capital Services, Inc. (BCS), Boston Capital Holdings Limited Partnership (BCHLP) and Boston Capital Asset Management Limited Partnership (BCAM), as follows:

The Fund incurred a fund management fee to Boston Capital Asset Management Limited Partnership in an amount equal to .5 percent of the aggregate cost of the apartment complexes owned by the Operating Partnerships, less the amount of various asset management and reporting fees paid by the Operating Partnerships. The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2015 and 2014, are as follows:

	2015
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 20	$66,576	$123,117	$(56,541)
Series 21	57,300	37,051	20,249
Series 22	59,835	27,311	32,524
Series 23	83,109	115,250	(32,141)
Series 24	64,002	83,730	(19,728)
Series 25	27,661	8,260	19,401
Series 26	152,491	111,234	41,257
Series 27	163,014	22,076	140,938
Series 28	173,354	93,978	79,376
Series 29	230,779	47,727	183,052
Series 30	143,019	81,311	61,708
Series 31	294,288	66,713	227,575
Series 32	256,588	23,342	233,246
Series 33	118,662	59,633	59,029
Series 34	226,928	100,863	126,065
Series 35	198,216	24,985	173,231
Series 36	132,480	14,079	118,401
Series 37	196,940	43,500	153,440
Series 38	164,400	19,315	145,085
Series 39	134,085	9,022	125,063
Series 40	200,016	14,607	185,409
Series 41	237,564	18,131	219,433
Series 42	248,290	84,524	163,766
Series 43	306,780	38,745	268,035
Series 44	254,628	48,108	206,520
Series 45	283,200	35,650	247,550
Series 46	249,528	22,723	226,805

	$4,723,733	$1,374,985	$3,348,748

	2014
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 20	$88,653	$11,304	$77,349
Series 21	58,930	3,676	55,254
Series 22	64,070	5,000	59,070
Series 23	90,719	6,500	84,219
Series 24	91,732	111,298	(19,566)
Series 25	47,508	9,612	37,896
Series 26	208,009	187,315	20,694
Series 27	204,780	78,159	126,621
Series 28	277,316	120,474	156,842
Series 29	307,485	59,597	247,888
Series 30	155,148	19,861	135,287
Series 31	329,204	62,574	266,630
Series 32	271,860	61,166	210,694
Series 33	123,408	16,389	107,019
Series 34	256,596	17,321	239,275
Series 35	202,082	52,603	149,479
Series 36	132,480	19,023	113,457
Series 37	204,864	20,389	184,475
Series 38	164,400	22,599	141,801
Series 39	136,800	17,748	119,052
Series 40	200,016	21,590	178,426
Series 41	237,732	38,056	199,676
Series 42	248,700	63,265	185,435
Series 43	306,780	60,352	246,428
Series 44	277,353	52,403	224,950
Series 45	363,051	54,934	308,117
Series 46	249,528	36,531	212,997

	$5,299,204	$1,229,739	$4,069,465

All fund management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2015 and 2014, total fund management fees accrued were $50,628,768 and $48,671,049, respectively.

The fund management fees paid for the years ended March 31, 2015 and 2014, are as follows:

	2015	2014

Series 20	$50,000	$628,402
Series 21	-	79,000
Series 22	142,116	90,375
Series 23	426,346	18,900
Series 24	64,002	2,560,095
Series 25	27,661	47,508
Series 26	152,491	707,356
Series 27	207,252	1,764,059
Series 28	879,536	1,148,270
Series 29	-	231,631
Series 30	-	-
Series 31	604,556	50,000
Series 32	62,000	1,449
Series 33	-	-
Series 34	50,000	-
Series 35	50,000	-
Series 36	50,054	1,000,000
Series 37	-	-
Series 38	-	-
Series 39	-	-
Series 40	-	-
Series 41	-	52,000
Series 42	-	50,000
Series 43	-	-
Series 44	-	-
Series 45	-	50,442
Series 46	-	-

	$2,766,014	$8,479,487

An affiliate of the general partner of the Fund has advanced funds to pay some operating expenses of the fund, and to make advances and/or loans to operating limited partnerships. These advances are included in accounts payable to affiliates. The total advances as of March 31, 2015 and 2014, are as follows:

	2015	2014

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	-	-
Series 30	-	-
Series 31	-	-
Series 32	-	-
Series 33	54,660	54,660
Series 34	133,578	133,578
Series 35	-	-
Series 36	-	-
Series 37	-	-
Series 38	-	-
Series 39	220,455	220,455
Series 40	370,404	359,629
Series 41	359,757	359,757
Series 42	221,615	221,615
Series 43	-	-
Series 44	88,620	12,495
Series 45	23,185	8,997
Series 46	-	-

	$1,472,274	$1,371,186

During the year ended March 31, 2015, $10,775, $76,125 and $14,188 for Series 40, Series 44 and Series 45, respectively, was advanced to the Fund by an affiliate of the general partner. During the year ended March 31, 2014, $12,736, $12,485, $12,495 and $8,997, for Series 34, Series 40, Series 44 and Series 45, respectively, was advanced to the Fund by an affiliate of the general partner. All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Fund's interests in Operating Partnerships.

During the years ended March 31, 2015 and 2014, general and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and/or Boston Capital Asset Management Limited Partnership were charged to each series’ operations as follows:

	2015	2014

Series 20	$11,573	$13,320
Series 21	8,823	10,180
Series 22	10,045	11,792
Series 23	11,378	13,081
Series 24	10,985	11,458
Series 25	11,555	12,154
Series 26	14,657	16,057
Series 27	11,275	11,979
Series 28	12,468	14,353
Series 29	12,872	14,663
Series 30	11,064	12,284
Series 31	13,474	15,196
Series 32	12,697	14,268
Series 33	9,883	11,031
Series 34	11,371	12,736
Series 35	10,999	12,216
Series 36	9,543	10,822
Series 37	9,561	10,690
Series 38	10,049	11,184
Series 39	9,468	10,889
Series 40	10,775	12,485
Series 41	11,646	14,228
Series 42	11,625	16,252
Series 43	12,922	15,570
Series 44	10,125	12,495
Series 45	14,188	17,433
Series 46	11,581	13,750

	$306,602	$352,566

Accounts payable - affiliates at March 31, 2015 and 2014 represents general and administrative expenses, fund management fees, and commissions which are payable to Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership, Boston Capital Services, Inc., and Boston Capital Asset Management Limited Partnership.